T. ROWE PRICE Equity Index 500 Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 0.9%
AT&T  5,055,130 77,546
Lumen Technologies (1) 660,138 4,806
Verizon Communications  2,983,759 113,293
195,645
Entertainment 1.4%
Activision Blizzard  501,373 37,272
Electronic Arts  190,517 22,045
Live Nation Entertainment (2) 96,747 7,356
Netflix (2) 315,251 74,223
Take-Two Interactive Software (2) 112,834 12,299
Walt Disney (2) 1,295,872 122,239
Warner Bros Discovery (2) 1,574,676 18,109
293,543
Interactive Media & Services 4.8%
Alphabet, Class A (2) 4,271,549 408,574
Alphabet, Class C (2) 3,815,269 366,838
Match Group (2) 202,290 9,659
Meta Platforms, Class A (2) 1,625,800 220,589
Twitter (2) 468,871 20,555
1,026,215
Media 0.7%
Charter Communications, Class A (2) 79,757 24,194
Comcast, Class A  3,122,967 91,597
DISH Network, Class A (2) 179,354 2,481
Fox, Class A  223,180 6,847
Fox, Class B  104,314 2,973
Interpublic Group  281,685 7,211
News, Class A  279,221 4,219
News, Class B  88,388 1,363
Omnicom Group  147,071 9,279
Paramount Global, Class B (1) 371,922 7,081
157,245
Wireless Telecommunication Services 0.3%
T-Mobile U.S. (2) 426,153 57,177
57,177
Total Communication Services 1,729,825
T. ROWE PRICE Equity Index 500 Fund

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.1%
Aptiv (2) 193,156 15,107
BorgWarner  171,547 5,386
20,493
Automobiles 2.6%
Ford Motor  2,805,037 31,416
General Motors  1,036,167 33,251
Tesla (2) 1,897,383 503,281
567,948
Distributors 0.2%
Genuine Parts  100,093 14,946
LKQ  186,028 8,771
Pool  28,489 9,066
32,783
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (2) 28,446 46,743
Caesars Entertainment (2) 152,524 4,920
Carnival (1)(2) 687,241 4,831
Chipotle Mexican Grill (2) 19,930 29,950
Darden Restaurants  89,131 11,259
Domino's Pizza  25,758 7,990
Expedia Group (2) 107,446 10,067
Hilton Worldwide Holdings  197,245 23,792
Las Vegas Sands (2) 222,630 8,353
Marriott International, Class A  195,137 27,347
McDonald's  523,032 120,684
MGM Resorts International  240,589 7,150
Norwegian Cruise Line Holdings (2) 299,557 3,403
Royal Caribbean Cruises (2) 159,971 6,063
Starbucks  816,636 68,810
Wynn Resorts (2) 75,681 4,770
Yum! Brands  203,289 21,618
407,750
Household Durables 0.3%
DR Horton  228,596 15,396
Garmin  108,552 8,718
Lennar, Class A  184,641 13,765
Mohawk Industries (2) 36,964 3,371
Newell Brands  264,099 3,668
NVR (2) 2,209 8,807
PulteGroup  170,174 6,382

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool  40,264 5,428
65,535
Internet & Direct Marketing Retail 3.4%
Amazon.com (2) 6,315,201 713,618
eBay  398,090 14,654
Etsy (1)(2) 90,974 9,109
737,381
Leisure Products 0.0%
Hasbro  92,471 6,234
6,234
Multiline Retail 0.5%
Dollar General  162,468 38,970
Dollar Tree (2) 147,215 20,036
Target  329,336 48,870
107,876
Specialty Retail 2.2%
Advance Auto Parts  43,713 6,834
AutoZone (2) 13,682 29,306
Bath & Body Works  166,341 5,423
Best Buy  144,638 9,161
CarMax (2) 113,914 7,521
Home Depot  732,024 201,995
Lowe's  453,020 85,082
O'Reilly Automotive (2) 44,809 31,516
Ross Stores  250,639 21,121
TJX  836,432 51,959
Tractor Supply  79,831 14,839
Ulta Beauty (2) 36,932 14,817
479,574
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  896,886 74,549
Ralph Lauren  32,583 2,767
Tapestry  180,553 5,133
VF  227,671 6,810
89,259
Total Consumer Discretionary 2,514,833
CONSUMER STAPLES 6.9%
Beverages 1.9%
Brown-Forman, Class B  129,087 8,593
Coca-Cola  2,772,696 155,327
Constellation Brands, Class A  111,643 25,642
Keurig Dr Pepper  594,469 21,294

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molson Coors Beverage, Class B  134,792 6,469
Monster Beverage (2) 269,409 23,428
PepsiCo  982,613 160,421
401,174
Food & Staples Retailing 1.6%
Costco Wholesale  314,976 148,754
Kroger  467,725 20,463
Sysco  362,019 25,598
Walgreens Boots Alliance  510,167 16,019
Walmart  1,013,024 131,389
342,223
Food Products 1.1%
Archer-Daniels-Midland  399,326 32,126
Campbell Soup  141,878 6,685
Conagra Brands  339,501 11,078
General Mills  418,816 32,086
Hershey  103,730 22,869
Hormel Foods  202,179 9,187
J M Smucker  76,649 10,532
Kellogg  180,912 12,602
Kraft Heinz  555,759 18,535
Lamb Weston Holdings  102,839 7,958
McCormick  178,491 12,721
Mondelez International, Class A  968,691 53,113
Tyson Foods, Class A  207,945 13,710
243,202
Household Products 1.4%
Church & Dwight  172,840 12,348
Clorox  86,953 11,164
Colgate-Palmolive  596,776 41,923
Kimberly-Clark  240,059 27,016
Procter & Gamble  1,703,460 215,062
307,513
Personal Products 0.2%
Estee Lauder, Class A  165,112 35,648
35,648
Tobacco 0.7%
Altria Group  1,289,327 52,063
Philip Morris International  1,102,233 91,496
143,559
Total Consumer Staples 1,473,319

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 4.6%
Energy Equipment & Services 0.3%
Baker Hughes  704,079 14,758
Halliburton  641,368 15,790
Schlumberger  1,003,487 36,025
66,573
Oil, Gas & Consumable Fuels 4.3%
APA  239,410 8,185
Chevron  1,279,899 183,883
ConocoPhillips  902,672 92,379
Coterra Energy  575,000 15,019
Devon Energy  460,783 27,707
Diamondback Energy  123,611 14,890
EOG Resources  417,002 46,592
EQT  264,381 10,774
Exxon Mobil  2,964,067 258,793
Hess  196,732 21,442
Kinder Morgan  1,390,591 23,139
Marathon Oil  493,310 11,139
Marathon Petroleum  350,901 34,855
Occidental Petroleum  523,910 32,194
ONEOK  318,399 16,315
Phillips 66  342,835 27,674
Pioneer Natural Resources  168,431 36,470
Valero Energy  276,666 29,562
Williams  864,004 24,736
915,748
Total Energy 982,321
FINANCIALS 11.0%
Banks 3.7%
Bank of America  4,965,915 149,971
Citigroup  1,382,697 57,617
Citizens Financial Group  350,201 12,033
Comerica  91,819 6,528
Fifth Third Bancorp  488,403 15,609
First Republic Bank  127,404 16,633
Huntington Bancshares  1,018,265 13,421
JPMorgan Chase  2,087,068 218,099
KeyCorp  664,496 10,645
M&T Bank  122,677 21,630
PNC Financial Services Group  289,318 43,230
Regions Financial  666,014 13,367
Signature Bank  44,939 6,786
SVB Financial Group (2) 41,954 14,087

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Truist Financial  948,272 41,288
U.S. Bancorp  960,304 38,719
Wells Fargo  2,694,568 108,375
Zions Bancorp  108,370 5,512
793,550
Capital Markets 3.0%
Ameriprise Financial  78,102 19,678
Bank of New York Mellon  528,086 20,342
BlackRock  106,821 58,781
Cboe Global Markets  75,950 8,914
Charles Schwab  1,082,788 77,820
CME Group  255,955 45,337
FactSet Research Systems  27,017 10,810
Franklin Resources  197,629 4,253
Goldman Sachs Group  242,324 71,013
Intercontinental Exchange  397,688 35,931
Invesco  298,755 4,093
MarketAxess Holdings  27,022 6,012
Moody's  113,477 27,587
Morgan Stanley  948,552 74,945
MSCI  57,817 24,387
Nasdaq  233,894 13,257
Northern Trust  148,481 12,704
Raymond James Financial  138,795 13,716
S&P Global  241,312 73,685
State Street  261,444 15,898
T. Rowe Price Group (3) 161,469 16,956
636,119
Consumer Finance 0.5%
American Express  429,355 57,924
Capital One Financial  276,298 25,466
Discover Financial Services  197,468 17,954
Synchrony Financial  351,881 9,920
111,264
Diversified Financial Services 1.6%
Berkshire Hathaway, Class B (2) 1,285,143 343,159
343,159
Insurance 2.2%
Aflac  414,564 23,298
Allstate  189,100 23,549
American International Group  547,173 25,980
Aon, Class A  150,850 40,408
Arthur J Gallagher  148,956 25,504
Assurant  37,970 5,516

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brown & Brown  166,760 10,086
Chubb  295,166 53,685
Cincinnati Financial  109,301 9,790
Everest Re Group  28,242 7,412
Globe Life  64,955 6,476
Hartford Financial Services Group  223,256 13,828
Lincoln National  115,921 5,090
Loews  139,069 6,931
Marsh & McLennan  352,614 52,642
MetLife  481,824 29,285
Principal Financial Group  165,887 11,969
Progressive  416,607 48,414
Prudential Financial  267,224 22,922
Travelers  170,855 26,175
W R Berkley  148,136 9,567
Willis Towers Watson  79,546 15,984
474,511
Total Financials 2,358,603
HEALTH CARE 15.0%
Biotechnology 2.2%
AbbVie  1,257,532 168,773
Amgen  379,513 85,542
Biogen (2) 104,256 27,836
Gilead Sciences  893,191 55,101
Incyte (2) 134,545 8,966
Moderna (2) 241,866 28,601
Regeneron Pharmaceuticals (2) 75,742 52,177
Vertex Pharmaceuticals (2) 181,701 52,610
479,606
Health Care Equipment & Supplies 2.7%
Abbott Laboratories  1,244,456 120,414
ABIOMED (2) 32,439 7,969
Align Technology (2) 52,333 10,839
Baxter International  356,984 19,227
Becton Dickinson & Company  202,828 45,196
Boston Scientific (2) 1,015,267 39,321
Cooper  35,219 9,294
DENTSPLY SIRONA  154,521 4,381
Dexcom (2) 278,176 22,404
Edwards Lifesciences (2) 442,854 36,593
Hologic (2) 178,152 11,494
IDEXX Laboratories (2) 59,896 19,514
Intuitive Surgical (2) 255,076 47,811
Medtronic  946,786 76,453

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ResMed  104,291 22,767
STERIS  71,240 11,846
Stryker  239,321 48,472
Teleflex  33,329 6,715
Zimmer Biomet Holdings  149,394 15,619
576,329
Health Care Providers & Services 3.6%
AmerisourceBergen  107,823 14,592
Cardinal Health  194,648 12,979
Centene (2) 410,675 31,955
Cigna  215,811 59,881
CVS Health  931,821 88,868
DaVita (2) 34,528 2,858
Elevance Health  170,234 77,327
HCA Healthcare  154,781 28,447
Henry Schein (2) 98,786 6,497
Humana  90,097 43,714
Laboratory Corp. of America Holdings  62,332 12,766
McKesson  101,129 34,371
Molina Healthcare (2) 41,794 13,785
Quest Diagnostics  83,825 10,285
UnitedHealth Group  666,029 336,371
Universal Health Services, Class B  46,867 4,133
778,829
Life Sciences Tools & Services 1.9%
Agilent Technologies  213,910 26,001
Bio-Rad Laboratories, Class A (2) 15,428 6,436
Bio-Techne  28,032 7,961
Charles River Laboratories International (2) 35,953 7,075
Danaher  465,249 120,169
Illumina (2) 111,549 21,282
IQVIA Holdings (2) 134,287 24,325
Mettler-Toledo International (2) 16,176 17,537
PerkinElmer  90,063 10,837
Thermo Fisher Scientific  278,546 141,276
Waters (2) 42,992 11,588
West Pharmaceutical Services  52,423 12,900
407,387
Pharmaceuticals 4.6%
Bristol-Myers Squibb  1,516,385 107,800
Catalent (2) 126,963 9,187
Eli Lilly  560,870 181,357
Johnson & Johnson  1,871,796 305,777
Merck  1,801,141 155,114

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Organon  181,724 4,252
Pfizer  3,991,911 174,686
Viatris  865,227 7,372
Zoetis  335,128 49,696
995,241
Total Health Care 3,237,392
INDUSTRIALS & BUSINESS SERVICES 7.9%
Aerospace & Defense 1.6%
Boeing (2) 396,033 47,952
General Dynamics  161,521 34,270
Howmet Aerospace  269,008 8,320
Huntington Ingalls Industries  28,084 6,221
L3Harris Technologies  137,419 28,560
Lockheed Martin  168,623 65,137
Northrop Grumman  104,062 48,943
Raytheon Technologies  1,050,231 85,972
Textron  153,777 8,959
TransDigm Group  36,981 19,408
353,742
Air Freight & Logistics 0.6%
CH Robinson Worldwide  90,868 8,752
Expeditors International of Washington  111,767 9,870
FedEx  169,848 25,217
United Parcel Service, Class B  519,473 83,916
127,755
Airlines 0.2%
Alaska Air Group (2) 88,874 3,479
American Airlines Group (2) 462,358 5,567
Delta Air Lines (2) 453,115 12,714
Southwest Airlines (2) 423,148 13,050
United Airlines Holdings (2) 230,663 7,504
42,314
Building Products 0.4%
A.O. Smith  93,314 4,533
Allegion  62,664 5,620
Carrier Global  604,769 21,506
Fortune Brands Home & Security  93,787 5,035
Johnson Controls International  495,888 24,408
Masco  151,517 7,074
Trane Technologies  165,751 24,002
92,178
Commercial Services & Supplies 0.5%
Cintas  60,163 23,355

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Copart (2) 152,514 16,228
Republic Services  147,701 20,093
Rollins  160,351 5,561
Waste Management  265,286 42,501
107,738
Construction & Engineering 0.1%
Quanta Services  101,909 12,982
12,982
Electrical Equipment 0.5%
AMETEK  164,692 18,678
Eaton  284,219 37,903
Emerson Electric  421,650 30,873
Generac Holdings (2) 45,103 8,035
Rockwell Automation  82,826 17,817
113,306
Industrial Conglomerates 0.9%
3M  394,297 43,570
General Electric  783,699 48,519
Honeywell International  480,650 80,254
Roper Technologies  75,252 27,063
199,406
Machinery 1.6%
Caterpillar  373,471 61,279
Cummins  100,622 20,478
Deere  198,787 66,373
Dover  102,880 11,994
Fortive  255,847 14,916
IDEX  54,323 10,856
Illinois Tool Works  201,899 36,473
Ingersoll Rand  289,981 12,545
Nordson  38,556 8,184
Otis Worldwide  301,459 19,233
PACCAR  247,948 20,751
Parker-Hannifin  91,337 22,132
Pentair  118,635 4,820
Snap-on  37,787 7,608
Stanley Black & Decker  107,844 8,111
Westinghouse Air Brake Technologies  130,486 10,615
Xylem  128,698 11,243
347,611
Professional Services 0.4%
CoStar Group (2) 282,270 19,660
Equifax  87,171 14,944

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jacobs Solutions  91,872 9,967
Leidos Holdings  97,677 8,544
Nielsen Holdings  257,819 7,147
Robert Half International  78,712 6,021
Verisk Analytics  111,864 19,076
85,359
Road & Rail 0.9%
CSX  1,535,597 40,908
JB Hunt Transport Services  59,922 9,373
Norfolk Southern  168,593 35,345
Old Dominion Freight Line  65,501 16,295
Union Pacific  443,639 86,430
188,351
Trading Companies & Distributors 0.2%
Fastenal  410,437 18,897
United Rentals (2) 48,273 13,039
WW Grainger  31,491 15,405
47,341
Total Industrials & Business Services 1,718,083
INFORMATION TECHNOLOGY 26.1%
Communications Equipment 0.8%
Arista Networks (2) 172,128 19,432
Cisco Systems  2,942,410 117,696
F5 (2) 42,672 6,176
Juniper Networks  231,398 6,044
Motorola Solutions  119,245 26,707
176,055
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  425,566 28,496
CDW  96,413 15,048
Corning  538,140 15,617
Keysight Technologies (2) 128,847 20,275
TE Connectivity  229,663 25,346
Teledyne Technologies (2) 33,245 11,219
Trimble (2) 178,736 9,700
Zebra Technologies, Class A (2) 37,512 9,829
135,530
IT Services 4.4%
Accenture, Class A  449,413 115,634
Akamai Technologies (2) 114,532 9,199
Automatic Data Processing  294,515 66,616
Broadridge Financial Solutions  83,555 12,059
Cognizant Technology Solutions, Class A  371,470 21,337

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DXC Technology (2) 173,890 4,257
EPAM Systems (2) 40,367 14,621
Fidelity National Information Services  433,827 32,784
Fiserv (2) 451,956 42,290
FleetCor Technologies (2) 54,816 9,657
Gartner (2) 57,295 15,853
Global Payments  199,681 21,576
International Business Machines  640,539 76,102
Jack Henry & Associates  51,392 9,367
Mastercard, Class A  606,318 172,400
Paychex  229,000 25,696
PayPal Holdings (2) 820,106 70,587
VeriSign (2) 64,050 11,126
Visa, Class A  1,162,355 206,492
937,653
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices (2) 1,145,385 72,572
Analog Devices  367,239 51,171
Applied Materials  614,492 50,345
Broadcom  286,707 127,301
Enphase Energy (2) 96,418 26,753
Intel  2,912,642 75,059
KLA  101,907 30,840
Lam Research  98,315 35,983
Microchip Technology  396,348 24,189
Micron Technology  777,227 38,939
Monolithic Power Systems  30,957 11,250
NVIDIA  1,781,863 216,300
NXP Semiconductors  187,119 27,602
ON Semiconductor (2) 310,014 19,323
Qorvo (2) 68,238 5,419
QUALCOMM  797,233 90,072
Skyworks Solutions  114,967 9,803
SolarEdge Technologies (2) 39,567 9,158
Teradyne  114,465 8,602
Texas Instruments  651,768 100,881
1,031,562
Software 8.4%
Adobe (2) 331,850 91,325
ANSYS (2) 61,677 13,674
Autodesk (2) 155,024 28,958
Cadence Design Systems (2) 196,086 32,046
Ceridian HCM Holding (2) 102,166 5,709
Citrix Systems  89,187 9,266
Fortinet (2) 457,549 22,479

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  200,101 77,503
Microsoft  5,311,094 1,236,954
NortonLifeLock  415,322 8,365
Oracle  1,075,087 65,656
Paycom Software (2) 34,416 11,357
PTC (2) 74,758 7,820
Salesforce (2) 706,627 101,641
ServiceNow (2) 143,044 54,015
Synopsys (2) 109,079 33,325
Tyler Technologies (2) 29,281 10,175
1,810,268
Technology Hardware, Storage & Peripherals 7.1%
Apple  10,758,637 1,486,844
Hewlett Packard Enterprise  924,938 11,081
HP  658,974 16,422
NetApp  157,428 9,737
Seagate Technology Holdings  141,243 7,518
Western Digital (2) 220,869 7,189
1,538,791
Total Information Technology 5,629,859
MATERIALS 2.5%
Chemicals 1.8%
Air Products & Chemicals  157,765 36,717
Albemarle  83,378 22,048
Celanese  73,627 6,651
CF Industries Holdings  137,462 13,231
Corteva  515,737 29,474
Dow  517,842 22,749
DuPont de Nemours  362,080 18,249
Eastman Chemical  90,934 6,461
Ecolab  177,114 25,579
FMC  89,525 9,463
International Flavors & Fragrances  180,612 16,405
Linde  355,593 95,864
LyondellBasell Industries, Class A  184,607 13,897
Mosaic  251,270 12,144
PPG Industries  168,431 18,644
Sherwin-Williams  169,370 34,678
382,254
Construction Materials 0.1%
Martin Marietta Materials  44,519 14,339
Vulcan Materials  94,790 14,949
29,288

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.3%
Amcor  1,072,727 11,510
Avery Dennison  58,410 9,503
Ball  228,180 11,026
International Paper  261,596 8,293
Packaging Corp. of America  67,004 7,524
Sealed Air  103,980 4,628
Westrock  182,421 5,635
58,119
Metals & Mining 0.3%
Freeport-McMoRan  1,028,276 28,103
Newmont  565,418 23,764
Nucor  188,494 20,167
72,034
Total Materials 541,695
REAL ESTATE 2.8%
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, REIT  105,954 14,854
American Tower, REIT  330,428 70,943
AvalonBay Communities, REIT  99,179 18,268
Boston Properties, REIT  101,558 7,614
Camden Property Trust, REIT  75,097 8,970
Crown Castle, REIT  307,659 44,472
Digital Realty Trust, REIT  202,482 20,082
Duke Realty, REIT  272,361 13,128
Equinix, REIT  64,857 36,893
Equity Residential, REIT  243,298 16,355
Essex Property Trust, REIT  46,476 11,258
Extra Space Storage, REIT  95,732 16,534
Federal Realty Investment Trust, REIT  49,847 4,492
Healthpeak Properties, REIT  380,539 8,722
Host Hotels & Resorts, REIT  511,323 8,120
Invitation Homes, REIT  413,366 13,959
Iron Mountain, REIT  207,301 9,115
Kimco Realty, REIT  435,326 8,014
Mid-America Apartment Communities, REIT  82,368 12,773
Prologis, REIT  526,185 53,460
Public Storage, REIT  111,294 32,588
Realty Income, REIT  433,671 25,240
Regency Centers, REIT  108,833 5,861
SBA Communications, REIT  76,767 21,852
Simon Property Group, REIT  234,087 21,009
UDR, REIT  213,940 8,923
Ventas, REIT  282,722 11,357

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  686,649 20,497
Vornado Realty Trust, REIT  113,559 2,630
Welltower, REIT  324,582 20,877
Weyerhaeuser, REIT  528,411 15,091
583,951
Real Estate Management & Development 0.1%
CBRE Group, Class A (2) 232,477 15,694
15,694
Total Real Estate 599,645
UTILITIES 3.2%
Electric Utilities 2.0%
Alliant Energy  179,242 9,498
American Electric Power  365,862 31,629
Constellation Energy  232,442 19,337
Duke Energy  548,237 50,997
Edison International  270,169 15,286
Entergy  143,957 14,486
Evergy  163,947 9,739
Eversource Energy  244,387 19,052
Exelon  698,437 26,163
FirstEnergy  393,783 14,570
NextEra Energy  1,395,817 109,446
NRG Energy  169,981 6,505
PG&E (2) 1,150,661 14,383
Pinnacle West Capital  81,128 5,234
PPL  525,225 13,315
Southern  755,023 51,342
Xcel Energy  386,394 24,729
435,711
Gas Utilities 0.1%
Atmos Energy  98,131 9,995
9,995
Independent Power & Renewable Electricity Producers 0.1%
AES  472,563 10,680
10,680
Multi-Utilities 0.9%
Ameren  183,021 14,742
CenterPoint Energy  449,675 12,672
CMS Energy  207,176 12,066
Consolidated Edison  252,380 21,644
Dominion Energy  588,318 40,659
DTE Energy  138,196 15,899
NiSource  285,742 7,198

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Public Service Enterprise Group  355,932 20,014
Sempra Energy  223,111 33,453
WEC Energy Group  224,876 20,111
198,458
Water Utilities 0.1%
American Water Works  129,646 16,875
16,875
Total Utilities 671,719
Total Common Stocks (Cost $9,212,249) 21,457,294
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 74,600,491 74,600
74,600
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.279%, 2/16/23 (5) 5,490,000 5,416
5,416
Total Short-Term Investments (Cost $80,022) 80,016
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 9,590,997 9,591
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 9,591
Total Securities Lending Collateral (Cost $9,591) 9,591
Total Investments in Securities 100.0%
(Cost $9,301,862) $ 21,546,901
Other Assets Less Liabilities (0.0)% (9,870)
Net Assets 100.0% $ 21,537,031
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2022.

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
(2) Non-income producing
(3) Affiliated Companies
(4) Seven-day yield
(5) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 484 S&P 500 E-Mini Index Contracts 12/22 87,156 $ (10,650)
Net payments (receipts) of variation margin to date 9,373
Variation margin receivable (payable) on open futures contracts $ (1,277)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 2,361 $ (19,171) $ 610
T. Rowe Price Government Reserve Fund, 3.07% — — 423++
Totals $ 2,361# $ (19,171) $ 1,033+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Group  $ 37,915 $ — $ 1,788 $ 16,956
T. Rowe Price Government
Reserve Fund, 3.07% 153,134  ¤  ¤ 84,191
Total $ 101,147^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,033 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,316.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Equity Index 500 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Equity Index 500 Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,457,294 $ — $ — $ 21,457,294
Short-Term Investments 74,600 5,416 — 80,016
Securities Lending Collateral 9,591 — — 9,591
Total $ 21,541,485 $ 5,416 $ — $ 21,546,901
Liabilities
Futures Contracts* $ 10,650 $ — $ — $ 10,650
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F50-054Q3 09/22